5. SEGMENT INFORMATION (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets	$ 975.6	$ 978.6
United States
Disclosure of operating segments [line items]
Non-current assets	558.8	568.2
Canada
Disclosure of operating segments [line items]
Non-current assets	$ 416.8	$ 410.4